SUMMARY OF COST OF ACQUISITION (Details)	Sep. 30, 2022 shares	Aug. 03, 2022 $ / shares shares		Apr. 28, 2022 $ / shares	Apr. 26, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
NAN’s shares outstanding before RTO | shares	115,442,343	31,748,399
NAN share price ($/share) before RTO | (per share)		$ 0.39		$ 2.00
North American Nickel [Member]
IfrsStatementLineItems [Line Items]
NAN’s shares outstanding before RTO | shares		85,616,075	[1]		158,741,995	76,679,908	64,083,487
NAN share price ($/share) before RTO | $ / shares					$ 0.58
FV of shares transferred					$ 92,070,357
FV of options, warrants and agent warrants					12,110,855
FV of preferred shares					38,082
Total Purchase Price					104,219,294
Cash					11,051,917
Trade and other receivables					450,522
Property, plant and equipment					14,111
Exploration and evaluation assets*					18,875,760
Trade payables and accrued liabilities					(1,548,582)
Net assets acquired					28,843,728
Loss on acquisition					$ 75,375,567

[1]	Before the closing of the RTO, NAN owned 7,667,707 common shares of PNRC, representing approximately 8.96% of the issued and outstanding common shares of PNRC, based on there being 85,616,075 common shares of PNRC issued and outstanding at that time.